BASIC AND DILUTED LOSS PER SHARE	3 Months Ended
Mar. 31, 2025
Loss per share
BASIC AND DILUTED LOSS PER SHARE

7.	BASIC AND DILUTED LOSS PER SHARE

Basic loss per share is computed by dividing the loss for the period by the weighted average number of Common Shares outstanding during the period. Diluted earnings (loss) per share is computed by dividing net income (loss) less any preferred dividends for the period by the weighted average number of Common Shares outstanding plus any potentially dilutive Common Shares outstanding during the period. The Company does not pay dividends or have participating shares outstanding.

The following table outlines the number of Common Shares (in thousands) and basic and diluted loss per share.

	For the Three Months Ended
	March 31, 2025	March 31, 2024
Issued Common Shares, Balance at the beginning of the period	202,941	183,606
Effect of Treasury Purchases	(790)	(1,106)
Release of Shares	778	493
Effect of Treasury Issuance	1,153	1,434
Effect of Share Options Exercise	300	265
Weighted-average numbers of Common Shares	204,382	184,692

Loss per share
Basic and diluted loss per share	$(0.02)	$(0.09)

The following potential ordinary shares (in thousands) are anti-dilutive and are therefore excluded from the weighted average number of ordinary shares for the purpose of diluted earnings per share.

	For the Three Months Ended
	March 31, 2025	March 31, 2024
Options	14,501	20,727
RSU	25,497	27,262
Total	39,998	47,989

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED MARCH 31, 2025 AND 2024

UNAUDITED